Long-Term Investments, Net - Schedule of Long-Term Investments, Net (Details) - USD ($)	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Long-Term Investments, Net [Line Items]
Long term investment balance	$ 24,469,558		$ 25,723,869
Investment G under purchase option	6,028,100
Net carrying value	$ 30,499,038		$ 25,724,464		$ 37,033,360
Investment C [Member]
Schedule of Long-Term Investments, Net [Line Items]
Ownership interest	0.00%	[1]	0.00%	[1]	0.46%	[2]
Long term investment balance	$ 1,380		$ 595
Investment A [Member]
Schedule of Long-Term Investments, Net [Line Items]
Ownership interest	8.37%		8.37%		8.37%
Long term investment balance	$ 5,887,322		$ 5,826,703
Investment B [Member]
Schedule of Long-Term Investments, Net [Line Items]
Ownership interest	3.63%		3.63%		3.63%
Long term investment balance	$ 306,123		$ 342,000
Investment D [Member]
Schedule of Long-Term Investments, Net [Line Items]
Ownership interest	4.47%		4.47%	[3]	4.92%	[3]
Long term investment balance	$ 17,751,016		$ 16,880,384
Investment E [Member]
Schedule of Long-Term Investments, Net [Line Items]
Ownership interest	4.00%		4.00%		4.00%
Long term investment balance	$ 525,097		$ 522,531
Investment F [Member]
Schedule of Long-Term Investments, Net [Line Items]
Ownership interest			4.00%		4.00%
Long term investment balance			$ 2,152,251

[1]	Less than 0.001%
[2]	Less than 0.001%
[3]	Decrease in percentage due to share dilution